Retirement Plans (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Retirement Benefits [Abstract]
Unfunded liabilities	$ 0	$ 0
Retirement plan contributions	$ 8,876	$ 92,576